Janus Henderson VIT Balanced Portfolio

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 7.7%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 3.5850%, 9/15/34 (144A)‡	$3,072,117	$3,000,579
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	2,703,695	2,674,651
ACM Auto Trust 2022-1A A, 3.2300%, 4/20/29 (144A)	1,859,370	1,854,061
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	3,492,000	3,302,408
Aimco 2020-11A AR,
ICE LIBOR USD 3 Month + 1.1300%, 3.8703%, 10/17/34 (144A)‡	1,836,000	1,751,056
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	456,771	444,800
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	403,647	386,608
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	915,315	862,512
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	1,731,922	1,568,104
ARES CLO Ltd 2021-60A A,
ICE LIBOR USD 3 Month + 1.1200%, 3.8603%, 7/18/34 (144A)‡	1,719,000	1,637,996
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	2,342,907	2,272,483
Babson CLO Ltd 2020-4A A,
ICE LIBOR USD 3 Month + 1.2200%, 3.9299%, 1/20/32 (144A)‡	2,320,732	2,256,239
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	2,528,000	2,364,278
Barclays Commercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.9750%, 3.7927%, 8/15/36 (144A)‡	2,087,000	2,039,364
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 4.7434%, 4/15/37 (144A)‡	9,908,000	9,839,961
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	1,121,000	927,348
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	2,229,000	1,842,069
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 3.7380%, 10/15/36 (144A)‡	5,714,797	5,640,952
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 3.8980%, 10/15/36 (144A)‡	1,923,550	1,890,152
BX Commercial Mortgage Trust 2020-VKNG A,
ICE LIBOR USD 1 Month + 0.9300%, 3.7477%, 10/15/37 (144A)‡	1,207,705	1,174,944
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 3.6180%, 2/15/36 (144A)‡	5,213,000	4,969,280
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 3.6180%, 2/15/36 (144A)‡	5,146,000	4,903,173
BX Commercial Mortgage Trust 2021-VINO A,
ICE LIBOR USD 1 Month + 0.6523%, 3.4703%, 5/15/38 (144A)‡	5,957,000	5,730,773
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 3.7677%, 9/15/36 (144A)‡	4,636,000	4,439,255
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 4.4677%, 9/15/36 (144A)‡	4,869,000	4,635,278
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	1,140,000	1,032,083
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	2,334,117	2,306,369
CBAM CLO Management 2019-11RA A1,
ICE LIBOR USD 3 Month + 1.1800%, 2.2427%, 1/20/35 (144A)‡	4,973,000	4,768,724
CBAM CLO Management 2019-11RA B,
ICE LIBOR USD 3 Month + 1.7500%, 2.8127%, 1/20/35 (144A)‡	2,006,778	1,876,777
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	4,486,879	3,927,995
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	1,694,636	1,446,279
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	6,875,000	6,649,556
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	16,305,000	15,683,155
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	1,050,505	1,023,825
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	2,443,283	2,370,029
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 3.4807%, 2/25/50 (144A)‡	4,625,577	4,391,816
CIFC Funding Ltd 2018-3A A,
ICE LIBOR USD 3 Month + 1.1000%, 3.8403%, 7/18/31 (144A)‡	3,233,000	3,144,788
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 2.7840%, 1/23/35 (144A)‡	1,621,184	1,508,359
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	2,615,512	2,457,322
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 3.7177%, 11/15/37 (144A)‡	6,622,407	6,449,320
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 4.1177%, 11/15/37 (144A)‡	2,944,057	2,867,227
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 4.4677%, 11/15/37 (144A)‡	2,955,853	2,855,513
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	108,735	106,990

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	$332,109	$316,829
Conn Funding II LP 2021-A A, 1.0500%, 5/15/26 (144A)	796,859	784,531
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 7.9840%, 11/25/24‡	196,181	201,056
Connecticut Avenue Securities Trust 2015-C01 1M2,
ICE LIBOR USD 1 Month + 4.3000%, 7.3840%, 2/25/25‡	1,343,503	1,373,337
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 5.4840%, 4/25/31 (144A)‡	495,699	494,482
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 5.3840%, 8/25/31 (144A)‡	199,507	199,053
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 5.2340%, 9/25/31 (144A)‡	321,436	320,693
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 5.1840%, 10/25/39 (144A)‡	387,129	384,583
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 4.2807%, 11/25/41 (144A)‡	9,573,000	8,603,525
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 3.9307%, 12/25/41 (144A)‡	3,124,000	2,843,157
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 5.2807%, 1/25/42 (144A)‡	3,661,000	3,337,609
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 4.3807%, 3/25/42 (144A)‡	7,257,405	7,176,046
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 4.2807%, 3/25/42 (144A)‡	3,118,074	3,088,256
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 4.1807%, 4/25/42 (144A)‡	3,527,924	3,467,424
Connecticut Avenue Securities Trust 2022-R05 2M2,
US 30 Day Average SOFR + 3.0000%, 5.2807%, 4/25/42 (144A)‡	2,737,000	2,522,170
Connecticut Avenue Securities Trust 2022-R06 1M1,
US 30 Day Average SOFR + 2.7500%, 5.0307%, 5/25/42 (144A)‡	2,353,988	2,352,515
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 4.8547%, 7/25/42 (144A)‡	1,907,582	1,905,179
Connecticut Avenue Securities Trust 2022-R09 2M1,
US 30 Day Average SOFR + 2.5000%, 0%, 9/25/42 (144A)‡	7,255,000	7,251,723
Consumer Loan Underlying Bond Credit Trust 2019-P2 C,
4.4100%, 10/15/26 (144A)	974,583	969,685
Consumer Loan Underlying Bond Credit Trust 2020-P1 C,
4.6100%, 3/15/28 (144A)	534,597	531,336
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	3,062,562	3,026,283
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 3.7980%, 5/15/36 (144A)‡	7,883,000	7,774,992
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 4.2480%, 5/15/36 (144A)‡	1,486,000	1,447,802
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 6.7873%, 4/15/23 (144A)‡	3,479,729	3,355,785
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	4,917,000	4,036,234
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	3,306,188	3,127,872
Dryden Senior Loan Fund 2020-83A A,
ICE LIBOR USD 3 Month + 1.2200%, 3.9603%, 1/18/32 (144A)‡	2,264,477	2,201,337
Elmwood CLO VIII Ltd 2019-2A AR,
ICE LIBOR USD 3 Month + 1.1500%, 3.8599%, 4/20/34 (144A)‡	2,590,000	2,499,397
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	2,365,000	2,350,216
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	3,089,000	2,907,591
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 3.8980%, 7/15/38 (144A)‡	2,569,188	2,492,376
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 4.1980%, 7/15/38 (144A)‡	1,652,828	1,585,093
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 8.0840%, 7/25/25‡	935,473	949,320
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 8.7840%, 4/25/28‡	980,938	1,029,799
Fannie Mae REMICS, 3.0000%, 5/25/48	2,492,577	2,247,572
Fannie Mae REMICS, 3.0000%, 11/25/49	3,059,640	2,772,601
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	9,820,555	8,136,131
Foursight Capital Auto Receivables Trust 2021-1 B, 0.8700%, 1/15/26 (144A)	2,276,000	2,214,824
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 5.0340%, 10/25/49 (144A)‡	120,437	119,170
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 4.2807%, 12/25/50 (144A)‡	4,289,802	4,258,441
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA2 M2,
ICE LIBOR USD 1 Month + 3.1000%, 6.1840%, 3/25/50 (144A)‡	1,414,497	1,403,738
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 6.2340%, 9/25/50 (144A)‡	106,079	106,305
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
US 30 Day Average SOFR + 2.6000%, 4.8807%, 11/25/50 (144A)‡	$4,784,808	$4,767,227
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 4.5807%, 8/25/33 (144A)‡	1,710,000	1,676,784
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1,
US 30 Day Average SOFR + 0.8500%, 3.1307%, 11/25/41 (144A)‡	4,382,000	4,266,952
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 4.5307%, 8/25/33 (144A)‡	6,600,000	6,052,447
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1,
US 30 Day Average SOFR + 0.9500%, 3.2307%, 12/25/41 (144A)‡	7,304,305	6,973,526
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A,
US 30 Day Average SOFR + 1.3000%, 3.5807%, 2/25/42 (144A)‡	1,685,085	1,656,601
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A,
US 30 Day Average SOFR + 2.0000%, 4.2807%, 4/25/42 (144A)‡	1,553,805	1,539,092
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1A,
US 30 Day Average SOFR + 2.9500%, 5.2307%, 6/25/42 (144A)‡	4,750,282	4,760,996
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 4.4350%, 9/25/42 (144A)‡	1,289,014	1,281,119
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 4.3807%, 3/25/42 (144A)‡	3,184,074	3,187,529
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A,
US 30 Day Average SOFR + 2.6500%, 4.9307%, 7/25/42 (144A)‡	2,388,359	2,376,337
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 4.5807%, 8/25/42 (144A)‡	2,126,774	2,110,835
FREED ABS Trust 2019-2 C, 4.8600%, 11/18/26 (144A)	801,342	801,096
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	12,818,885	10,688,403
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 3.8520%, 12/15/36 (144A)‡	5,612,000	5,465,513
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 4.1520%, 12/15/36 (144A)‡	1,195,000	1,151,254
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 4.4510%, 12/15/36 (144A)‡	1,332,000	1,289,123
Highbridge Loan Management Ltd 2021-16A B,
ICE LIBOR USD 3 Month + 1.7000%, 4.4830%, 1/23/35 (144A)‡	1,569,525	1,457,926
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	2,280,921	2,211,108
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	7,532,513	7,392,550
LCM LP 24A AR, ICE LIBOR USD 3 Month + 0.9800%, 3.6899%, 3/20/30 (144A)‡	2,320,732	2,279,119
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	5,862,365	5,746,110
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 3.5180%, 3/15/38 (144A)‡	7,252,354	6,977,857
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 3.9180%, 3/15/38 (144A)‡	4,199,248	3,984,753
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 4.1406%, 5/15/39 (144A)‡	11,353,000	11,098,580
Life Financial Services Trust 2022-BMR2 B,
CME Term SOFR 1 Month + 1.7939%, 4.6393%, 5/15/39 (144A)‡	1,854,000	1,798,920
MED Trust 2021-MDLN C,
ICE LIBOR USD 1 Month + 1.8000%, 4.6180%, 11/15/38 (144A)‡	1,406,000	1,339,368
MED Trust 2021-MDLN D,
ICE LIBOR USD 1 Month + 2.0000%, 4.8180%, 11/15/38 (144A)‡	1,427,000	1,351,806
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 5.9680%, 11/15/38 (144A)‡	6,334,000	5,954,997
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 6.8180%, 11/15/38 (144A)‡	3,985,000	3,729,887
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 3.2307%, 8/25/51 (144A)‡	3,287,923	3,073,570
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 3.2307%, 10/25/51 (144A)‡	4,149,592	3,878,997
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	2,927,947	2,335,943
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	8,659,427	7,191,335
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	3,873,000	3,683,204
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 3.6190%, 4/15/38 (144A)‡	7,718,888	7,468,327
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 4.1690%, 4/15/38 (144A)‡	4,357,691	4,147,165
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	460,057	448,078
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	1,177,444	1,086,247
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	3,084,874	2,675,072
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	3,640,755	3,214,384
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	2,282,714	2,242,210

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 3.0332%, 11/25/51 (144A)‡	$4,730,334	$4,377,859
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	5,207,735	4,310,714
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	9,677,057	8,034,411
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	3,581,128	2,871,773
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	9,756,051	8,041,338
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	4,137,072	3,398,516
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	3,125,353	3,005,754
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	2,618,964	2,540,625
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	7,650,291	6,929,593
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	5,703,417	5,303,426
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	7,747,457	7,507,396
Regatta XXIII Funding Ltd 2021-4A B,
ICE LIBOR USD 3 Month + 1.7000%, 4.4099%, 1/20/35 (144A)‡	1,732,772	1,580,392
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	1,254,436	1,215,823
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	4,996,107	4,933,407
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32 (144A)	1,910,000	1,912,103
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	7,470,000	7,210,348
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	684,729	592,697
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	257,426	225,657
Sound Point CLO Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.0800%, 3.7899%, 1/20/32 (144A)‡	8,304,000	7,996,395
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	43,619	43,130
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	229,330	226,546
SREIT Trust 2021-MFP A,
ICE LIBOR USD 1 Month + 0.7308%, 3.5485%, 11/15/38 (144A)‡	710,000	684,310
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	2,492,000	2,338,324
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	1,278,000	1,187,427
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	1,136,750	1,111,394
THL Credit Wind River CLO Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.1600%, 3.8699%, 7/20/34 (144A)‡	2,394,000	2,289,471
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	2,503,000	2,384,395
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	2,061,000	1,963,339
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	2,795,000	2,646,885
Tricolor Auto Securitization Trust 2022-1A A, 3.3000%, 2/18/25 (144A)	832,272	824,949
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 3.0832%, 8/25/51 (144A)‡	3,892,360	3,628,607
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	2,261,130	1,799,674
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	2,109,041	2,036,647
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	1,427,237	1,380,509
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	6,062,701	5,840,919
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	9,065,252	8,861,083
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	4,798,000	4,213,346
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	3,097,000	2,576,726
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 3.7180%, 7/15/39 (144A)‡	2,382,000	2,293,406
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	901,598	864,017
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 4.6434%, 1/18/37 (144A)‡	3,023,031	2,928,998
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 3.9680%, 2/15/40 (144A)‡	2,281,645	2,185,909
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	1,680,116	1,581,677
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	3,399,000	3,339,807
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 2.9832%, 7/25/51 (144A)‡	2,913,003	2,710,824
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $579,564,905)		546,183,412
Corporate Bonds– 9.0%
Banking – 4.0%
American Express Co, SOFR + 2.2550%, 4.9890%, 5/26/33‡	8,525,000	7,917,697
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	3,293,000	2,996,428
Bank of America Corp, SOFR + 1.5800%, 4.3760%, 4/27/28‡	9,620,000	9,014,282
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	3,294,000	2,980,073
Bank of America Corp, SOFR + 1.0600%, 2.0870%, 6/14/29‡	7,305,000	5,936,295
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	15,594,000	12,366,994
Bank of America Corp, SOFR + 1.8300%, 4.5710%, 4/27/33‡	9,962,000	8,922,830
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	7,229,000	6,985,021
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	2,002,000	1,921,920
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	15,654,000	11,673,210
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	3,776,000	3,224,615
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)‡	3,226,000	2,447,197
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	11,561,000	10,640,890

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
Citigroup Inc, SOFR + 3.9140%, 4.4120%, 3/31/31‡	$6,795,000	$6,095,992
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	2,436,000	2,308,110
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	2,339,000	2,116,905
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	555,000	516,865
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	6,818,000	5,433,545
First Republic Bank/CA, 4.6250%, 2/13/47	1,653,000	1,324,564
Goldman Sachs Group Inc, 3.5000%, 4/1/25	12,173,000	11,627,685
Goldman Sachs Group Inc, SOFR + 1.4100%, 3.1020%, 2/24/33‡	4,664,000	3,704,404
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	4,098,000	3,733,641
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	6,417,000	6,178,367
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	6,655,000	6,279,546
JPMorgan Chase & Co, SOFR + 1.7500%, 4.5650%, 6/14/30‡	5,579,000	5,141,210
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	6,345,000	5,025,850
JPMorgan Chase & Co, SOFR + 1.2600%, 2.9630%, 1/25/33‡	10,691,000	8,404,031
JPMorgan Chase & Co, SOFR + 1.8000%, 4.5860%, 4/26/33‡	2,638,000	2,373,706
JPMorgan Chase & Co, SOFR + 2.5800%, 5.7170%, 9/14/33‡	12,436,000	11,760,035
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	2,000,000	1,803,500
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%‡,µ	2,111,000	1,838,892
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	4,950,000	4,884,992
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.9500%, 5.0170%, 7/20/28‡	11,551,000	11,085,686
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.9000%, 5.3540%, 9/13/28‡	6,000,000	5,850,320
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 2.1250%, 5.1330%, 7/20/33‡	4,293,000	4,011,043
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 2.1250%, 5.4720%, 9/13/33‡	4,428,000	4,259,706
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	8,296,000	7,609,727
Morgan Stanley, 4.3500%, 9/8/26	3,985,000	3,795,413
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	3,223,000	2,784,948
Morgan Stanley, SOFR + 1.0340%, 1.7940%, 2/13/32‡	5,529,000	4,040,710
Morgan Stanley, SOFR + 1.1780%, 2.2390%, 7/21/32‡	9,178,000	6,894,673
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	11,596,000	9,167,371
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	11,051,000	7,919,463
National Australia Bank Ltd, 2.9900%, 5/21/31 (144A)	8,080,000	6,216,748
Nordea Bank Abp, 5.3750%, 9/22/27 (144A)	9,524,000	9,282,403
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,µ	12,155,000	8,947,568
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	6,329,000	4,315,858
US Bancorp, SOFR + 2.1100%, 4.9670%, 7/22/33‡	1,769,000	1,651,925
US Bancorp,
US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	6,449,000	4,846,987
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	5,490,000	4,038,565
		284,298,406
Basic Industry – 0.2%
Axalta Coating Systems Ltd, 3.3750%, 2/15/29 (144A)	7,654,000	6,000,353
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	5,787,000	4,659,692
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	2,242,000	2,237,078
		12,897,123
Brokerage – 0.1%
Charles Schwab Corp,
US Treasury Yield Curve Rate 10 Year + 3.0790%, 4.0000%‡,µ	2,946,000	2,164,082
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	2,699,000	2,624,778
		4,788,860
Capital Goods – 0%
General Dynamics Corp, 3.5000%, 4/1/27	2,033,000	1,921,285
Standard Industries Inc/NJ, 4.3750%, 7/15/30 (144A)	1,731,000	1,324,215
		3,245,500
Communications – 0.1%
AT&T Inc, 3.8000%, 12/1/57	3,657,000	2,470,467
AT&T Inc, 3.6500%, 9/15/59	604,000	391,332
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.4840%, 10/23/45	936,000	824,229
Comcast Corp, 3.7500%, 4/1/40	1,775,000	1,395,351
Fox Corp, 4.0300%, 1/25/24	2,592,000	2,559,946
		7,641,325
Consumer Cyclical – 0.3%
Amazon.com Inc, 3.0000%, 4/13/25	6,903,000	6,664,952
Amazon.com Inc, 3.9500%, 4/13/52	3,254,000	2,668,984

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
Amazon.com Inc, 4.1000%, 4/13/62	$5,307,000	$4,231,320
Dollar General Corp, 4.1250%, 4/3/50	3,153,000	2,454,856
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	1,284,000	1,241,087
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	2,597,000	2,484,056
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	313,541
		20,058,796
Consumer Non-Cyclical – 0.9%
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	7,110,000	6,967,800
CSL Finance Ltd, 3.8500%, 4/27/27 (144A)	1,899,000	1,797,244
CSL Finance Ltd, 4.0500%, 4/27/29 (144A)	4,016,000	3,699,013
CSL Finance Ltd, 4.2500%, 4/27/32 (144A)	2,330,000	2,127,109
CVS Health Corp, 5.0500%, 3/25/48	2,563,000	2,257,138
Diageo Capital PLC, 1.3750%, 9/29/25	3,173,000	2,876,928
Diageo Capital PLC, 2.0000%, 4/29/30	2,989,000	2,395,102
Diageo Capital PLC, 2.1250%, 4/29/32	2,398,000	1,855,818
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/27 (144A)	3,423,000	3,104,326
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29 (144A)	1,746,000	1,521,721
Hasbro Inc, 3.9000%, 11/19/29	7,182,000	6,281,497
Hasbro Inc, 6.3500%, 3/15/40	1,921,000	1,834,363
Hasbro Inc, 5.1000%, 5/15/44	1,097,000	889,959
HCA Inc, 5.8750%, 2/15/26	1,152,000	1,136,456
HCA Inc, 5.3750%, 9/1/26	883,000	855,453
HCA Inc, 5.6250%, 9/1/28	2,351,000	2,240,310
HCA Inc, 5.8750%, 2/1/29	1,902,000	1,849,477
HCA Inc, 5.5000%, 6/15/47	1,035,000	874,363
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	5,277,000	4,874,629
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.6250%, 1/15/32 (144A)	2,646,000	2,067,188
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.0000%, 5/15/32 (144A)	4,058,000	2,996,833
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
4.3750%, 2/2/52 (144A)	6,315,000	4,232,692
Mondelez International Inc, 2.7500%, 4/13/30	331,000	275,695
Royalty Pharma PLC, 3.5500%, 9/2/50	3,923,000	2,444,764
		61,455,878
Electric – 0.3%
Algonquin Power & Utilities Corp,
US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	6,939,000	5,667,567
Duke Energy Corp, 4.3000%, 3/15/28	4,905,000	4,617,166
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	4,842,000	3,704,542
NRG Energy Inc, 6.6250%, 1/15/27	1,450,000	1,419,936
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	4,783,000	3,872,508
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	5,400,000	4,212,000
		23,493,719
Energy – 0.2%
Energy Transfer Operating LP, 4.9500%, 6/15/28	184,000	171,375
EQT Corp, 5.6780%, 10/1/25	5,718,000	5,682,806
EQT Corp, 5.7000%, 4/1/28	2,465,000	2,416,563
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	4,799,000	4,202,172
Southwestern Energy Co, 4.7500%, 2/1/32	3,664,000	3,070,798
		15,543,714
Finance Companies – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	5,280,000	4,741,249
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
3.0000%, 10/29/28	3,808,000	3,053,885
Air Lease Corp, 1.8750%, 8/15/26	4,823,000	4,087,394
Air Lease Corp, 3.0000%, 2/1/30	2,435,000	1,928,313
Ares Capital Corp, 2.8750%, 6/15/27	5,015,000	4,189,494
OWL Rock Core Income Corp, 4.7000%, 2/8/27	877,000	768,144
OWL Rock Core Income Corp, 7.7500%, 9/16/27 (144A)	5,212,000	5,132,853
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	3,100,000	2,385,915
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	3,792,000	2,748,646
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	5,605,000	4,596,100
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
4.0000%, 10/15/33 (144A)	4,259,000	2,928,121
		36,560,114
Insurance – 1.0%
Athene Global Funding, 1.7160%, 1/7/25 (144A)	3,099,000	2,832,765
Athene Global Funding, 1.7300%, 10/2/26 (144A)	9,932,000	8,425,934
Athene Global Funding, 2.7170%, 1/7/29 (144A)	6,386,000	5,167,344

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Insurance– (continued)
Athene Global Funding, 2.6460%, 10/4/31 (144A)	$9,596,000	$7,218,739
Brown & Brown Inc, 4.2000%, 3/17/32	1,924,000	1,644,871
Brown & Brown Inc, 4.9500%, 3/17/52	5,658,000	4,586,335
Centene Corp, 4.2500%, 12/15/27	16,441,000	15,038,583
Centene Corp, 2.4500%, 7/15/28	4,942,000	4,023,875
Centene Corp, 3.0000%, 10/15/30	5,197,000	4,115,712
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	13,333,000	12,033,033
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	7,720,000	6,097,256
		71,184,447
Real Estate Investment Trusts (REITs) – 0.2%
Agree LP, 2.0000%, 6/15/28	3,231,000	2,603,857
Agree LP, 2.9000%, 10/1/30	2,058,000	1,644,207
Agree LP, 2.6000%, 6/15/33	2,424,000	1,766,220
Invitation Homes Inc, 2.0000%, 8/15/31	5,620,000	4,031,673
Sun Communities Inc, 2.7000%, 7/15/31	6,161,000	4,656,401
		14,702,358
Technology – 1.1%
Analog Devices Inc, 2.9500%, 4/1/25	2,815,000	2,705,538
Broadcom Inc, 4.3000%, 11/15/32	5,505,000	4,622,189
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	3,797,000	2,997,131
Equinix Inc, 2.1500%, 7/15/30	2,665,000	2,043,154
Global Payments Inc, 2.1500%, 1/15/27	3,318,000	2,839,191
Global Payments Inc, 5.3000%, 8/15/29	6,349,000	5,970,885
Global Payments Inc, 2.9000%, 11/15/31	4,978,000	3,806,029
Global Payments Inc, 5.4000%, 8/15/32	2,880,000	2,672,556
Marvell Technology Inc, 1.6500%, 4/15/26	3,675,000	3,210,095
Marvell Technology Inc, 4.8750%, 6/22/28	4,065,000	3,809,918
Microchip Technology Inc, 2.6700%, 9/1/23	6,452,000	6,287,732
MSCI Inc, 4.0000%, 11/15/29 (144A)	422,000	364,481
MSCI Inc, 3.6250%, 9/1/30 (144A)	8,577,000	7,057,130
MSCI Inc, 3.8750%, 2/15/31 (144A)	6,019,000	5,067,781
PayPal Holdings Inc, 1.6500%, 6/1/25	2,243,000	2,064,734
Total System Services Inc, 4.8000%, 4/1/26	3,189,000	3,078,884
Trimble Inc, 4.7500%, 12/1/24	5,510,000	5,449,852
Trimble Inc, 4.9000%, 6/15/28	3,194,000	3,037,581
TSMC Arizona Corp, 3.8750%, 4/22/27	4,802,000	4,576,578
Workday Inc, 3.5000%, 4/1/27	2,530,000	2,340,231
Workday Inc, 3.8000%, 4/1/32	4,129,000	3,583,897
		77,585,567
Transportation – 0.1%
GXO Logistics Inc, 1.6500%, 7/15/26	4,255,000	3,476,721
GXO Logistics Inc, 2.6500%, 7/15/31	647,000	458,085
		3,934,806
Total Corporate Bonds (cost $748,836,577)		637,390,613
Inflation-Indexed Bonds– 0.6%
United States Treasury Inflation Indexed Bonds, 0.6250%, 7/15/32ÇÇ((cost $42,184,252)	45,602,576	41,374,213
Mortgage-Backed Securities– 11.1%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	14,284,295	12,569,508
2.5000%, TBA, 15 Year Maturity	8,099,200	7,327,719
3.0000%, TBA, 15 Year Maturity	3,467,791	3,219,091
3.0000%, TBA, 30 Year Maturity	75,384,111	65,490,022
3.5000%, TBA, 30 Year Maturity	84,641,222	76,068,082
4.0000%, TBA, 30 Year Maturity	37,404,877	34,666,578
4.5000%, TBA, 30 Year Maturity	38,647,261	36,774,608
5.0000%, TBA, 30 Year Maturity	51,836,808	50,496,775
		286,612,383
Fannie Mae Pool:
3.0000%, 10/1/34	348,765	327,036
2.5000%, 11/1/34	242,311	220,368
3.0000%, 11/1/34	138,102	129,498
3.0000%, 12/1/34	146,539	137,409
6.0000%, 2/1/37	61,035	63,673
4.5000%, 11/1/42	317,504	310,900
3.0000%, 1/1/43	187,511	167,459
3.0000%, 2/1/43	45,572	40,698
3.0000%, 5/1/43	440,327	392,626
5.0000%, 7/1/44	36,528	36,585
4.5000%, 10/1/44	799,936	781,034
4.5000%, 3/1/45	1,197,158	1,168,870
4.5000%, 6/1/45	615,069	602,149

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.5000%, 12/1/45	$436,229	$399,217
3.0000%, 1/1/46	69,861	61,847
4.5000%, 2/1/46	1,402,404	1,373,232
3.5000%, 7/1/46	842,815	770,705
3.0000%, 9/1/46	4,268,367	3,805,969
3.0000%, 2/1/47	13,455,128	11,997,514
3.0000%, 3/1/47	1,487,237	1,316,308
3.5000%, 3/1/47	381,095	348,761
3.5000%, 7/1/47	338,270	309,569
3.5000%, 8/1/47	267,315	244,381
3.5000%, 8/1/47	265,642	243,470
3.5000%, 12/1/47	131,850	120,845
3.5000%, 12/1/47	77,429	70,967
3.5000%, 1/1/48	782,061	710,606
4.0000%, 1/1/48	2,839,711	2,666,814
4.0000%, 1/1/48	2,689,635	2,521,480
3.0000%, 2/1/48	755,974	669,259
3.5000%, 3/1/48	117,826	107,873
4.0000%, 3/1/48	796,856	748,344
4.5000%, 3/1/48	32,264	31,181
5.0000%, 5/1/48	739,237	729,806
3.5000%, 7/1/48	8,688,469	7,945,097
4.5000%, 8/1/48	18,323	17,708
4.0000%, 10/1/48	679,718	640,166
4.0000%, 2/1/49	405,197	381,619
4.0000%, 6/1/49	275,378	258,701
3.0000%, 8/1/49	918,394	805,852
3.0000%, 9/1/49	189,399	166,030
4.0000%, 11/1/49	4,415,583	4,158,650
4.0000%, 11/1/49	385,153	361,828
3.5000%, 12/1/49	11,291,763	10,323,021
2.5000%, 1/1/50	489,733	415,460
4.5000%, 1/1/50	3,572,880	3,453,016
4.0000%, 3/1/50	6,454,319	6,078,755
4.0000%, 3/1/50	3,526,812	3,321,594
4.0000%, 3/1/50	1,315,289	1,238,755
4.5000%, 7/1/50	5,731,368	5,480,168
2.5000%, 8/1/50	23,915,269	20,363,449
2.5000%, 8/1/50	717,536	612,047
4.0000%, 9/1/50	6,831,315	6,417,614
2.5000%, 10/1/50	832,769	705,059
4.0000%, 10/1/50	7,057,162	6,629,784
4.5000%, 10/1/50	4,394,402	4,246,978
4.0000%, 3/1/51	18,142,789	17,044,069
4.0000%, 3/1/51	350,318	329,103
4.0000%, 3/1/51	169,401	159,544
2.5000%, 1/1/52	4,327,570	3,662,244
2.5000%, 2/1/52	21,347,763	18,047,534
2.5000%, 3/1/52	8,808,529	7,440,005
2.5000%, 3/1/52	8,523,999	7,206,243
2.5000%, 3/1/52	3,144,458	2,663,156
2.5000%, 3/1/52	755,188	637,537
2.5000%, 3/1/52	707,064	597,212
2.5000%, 3/1/52	598,852	506,273
2.5000%, 3/1/52	245,743	208,020
3.0000%, 3/1/52	4,222,900	3,684,614
3.5000%, 3/1/52	6,177,343	5,596,931
3.0000%, 4/1/52	3,601,195	3,142,259
3.0000%, 4/1/52	3,168,744	2,764,354
3.5000%, 4/1/52	3,117,781	2,818,637
3.5000%, 4/1/52	2,351,412	2,137,718
3.5000%, 4/1/52	1,743,157	1,575,027
3.5000%, 4/1/52	1,058,702	957,122
3.5000%, 4/1/52	637,389	575,951
3.5000%, 4/1/52	505,187	456,461
4.0000%, 4/1/52	2,669,331	2,493,274
4.5000%, 4/1/52	509,813	485,504
4.5000%, 4/1/52	392,309	373,603
4.5000%, 4/1/52	225,028	214,298
4.5000%, 4/1/52	204,183	194,447
4.5000%, 4/1/52	178,626	170,109
4.5000%, 4/1/52	115,014	109,528
3.5000%, 5/1/52	2,861,804	2,592,025
3.5000%, 5/1/52	1,834,919	1,658,720

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.5000%, 5/1/52	$622,310	$592,638
3.5000%, 6/1/52	9,815,462	8,918,870
3.5000%, 6/1/52	5,673,417	5,161,866
3.5000%, 6/1/52	3,669,109	3,301,468
4.0000%, 6/1/52	1,977,774	1,836,420
4.0000%, 6/1/52	529,848	491,979
3.5000%, 7/1/52	12,652,422	11,457,729
3.5000%, 7/1/52	1,413,849	1,284,702
3.5000%, 7/1/52	531,132	483,159
4.0000%, 7/1/52	845,226	784,816
4.5000%, 7/1/52	3,021,201	2,877,039
4.5000%, 7/1/52	2,512,697	2,396,355
3.5000%, 8/1/52	2,515,979	2,278,019
3.5000%, 8/1/52	938,432	852,565
4.5000%, 8/1/52	10,030,546	9,566,113
5.5000%, 9/1/52	12,794,549	12,763,152
3.5000%, 8/1/56	2,993,824	2,743,053
3.0000%, 2/1/57	3,047,504	2,676,557
3.0000%, 6/1/57	55,988	49,182
		278,665,008
Freddie Mac Gold Pool:
3.5000%, 1/1/47	263,106	243,471
Freddie Mac Pool:
3.0000%, 5/1/31	3,363,176	3,171,895
3.0000%, 9/1/32	682,643	640,931
3.0000%, 10/1/32	344,955	323,877
3.0000%, 1/1/33	459,500	431,423
2.5000%, 12/1/33	3,362,754	3,128,261
3.0000%, 10/1/34	788,627	739,531
3.0000%, 10/1/34	362,031	339,493
2.5000%, 11/1/34	1,023,524	930,809
2.5000%, 11/1/34	240,944	219,119
6.0000%, 4/1/40	952,409	993,775
3.5000%, 7/1/42	154,957	143,253
3.5000%, 8/1/42	175,589	162,326
3.5000%, 8/1/42	155,760	143,994
3.5000%, 2/1/43	416,204	384,284
3.0000%, 3/1/43	1,561,862	1,392,718
3.0000%, 6/1/43	58,707	51,870
3.5000%, 2/1/44	503,440	464,831
4.5000%, 5/1/44	237,440	232,448
3.5000%, 12/1/44	3,022,466	2,790,668
3.0000%, 1/1/45	766,363	678,965
3.0000%, 1/1/46	140,179	124,998
3.5000%, 7/1/46	614,493	558,693
3.0000%, 10/1/46	1,665,446	1,473,992
4.0000%, 3/1/47	296,883	281,612
3.0000%, 4/1/47	332,517	294,292
3.5000%, 4/1/47	128,829	117,812
3.5000%, 9/1/47	1,072,826	980,831
3.5000%, 12/1/47	1,792,979	1,639,231
3.5000%, 2/1/48	612,260	555,159
4.0000%, 3/1/48	779,912	732,451
4.5000%, 3/1/48	28,383	27,431
4.0000%, 4/1/48	676,224	633,968
4.0000%, 4/1/48	632,234	595,460
4.0000%, 5/1/48	1,139,475	1,073,198
4.5000%, 7/1/48	152,569	147,448
5.0000%, 9/1/48	30,891	30,496
4.0000%, 12/1/48	2,258,149	2,126,803
4.5000%, 12/1/48	602,769	583,864
3.0000%, 8/1/49	715,893	628,184
3.0000%, 8/1/49	304,529	267,219
3.0000%, 12/1/49	389,841	342,079
3.0000%, 12/1/49	306,776	269,191
2.5000%, 1/1/50	225,330	191,164
3.0000%, 3/1/50	456,416	400,361
3.5000%, 3/1/50	149,179	134,811
4.5000%, 3/1/50	2,711,495	2,589,519
4.0000%, 6/1/50	3,596,105	3,386,937
2.5000%, 8/1/50	365,887	312,219
2.5000%, 8/1/50	136,888	116,762
2.5000%, 9/1/50	686,183	585,056
4.5000%, 9/1/50	6,662,177	6,438,565

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
4.0000%, 10/1/50	$638,681	$600,012
2.5000%, 6/1/51	7,349,069	6,242,177
2.5000%, 11/1/51	5,022,506	4,260,892
2.5000%, 1/1/52	1,368,905	1,160,361
2.5000%, 1/1/52	824,711	698,322
2.5000%, 2/1/52	1,946,786	1,645,767
3.0000%, 2/1/52	1,133,262	989,034
3.0000%, 2/1/52	852,679	744,282
2.5000%, 3/1/52	302,702	255,673
3.0000%, 3/1/52	1,193,087	1,041,258
4.5000%, 3/1/52	96,807	92,192
3.5000%, 4/1/52	1,346,925	1,217,735
3.5000%, 4/1/52	1,252,748	1,132,591
3.5000%, 4/1/52	425,062	384,104
3.5000%, 4/1/52	366,543	331,202
3.5000%, 6/1/52	5,600,678	5,073,762
3.5000%, 7/1/52	20,671,195	18,720,013
4.0000%, 7/1/52	1,901,271	1,765,404
4.0000%, 8/1/52	2,170,676	2,016,718
4.5000%, 8/1/52	22,067,230	21,089,704
4.5000%, 8/1/52	9,293,874	8,863,716
4.5000%, 8/1/52	4,726,449	4,507,653
5.0000%, 8/1/52	4,920,310	4,873,320
5.5000%, 9/1/52	3,180,948	3,190,409
		135,900,578
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	44,831,950	38,424,657
3.5000%, TBA, 30 Year Maturity	18,271,812	16,577,229
		55,001,886
Ginnie Mae I Pool:
4.0000%, 1/15/45	2,947,998	2,811,223
4.5000%, 8/15/46	3,036,604	2,941,316
4.0000%, 7/15/47	557,999	529,112
4.0000%, 8/15/47	66,825	63,365
4.0000%, 11/15/47	87,543	83,011
4.0000%, 12/15/47	237,000	224,730
		6,652,757
Ginnie Mae II Pool:
4.0000%, 8/20/47	347,450	328,796
4.0000%, 8/20/47	66,335	62,835
4.0000%, 8/20/47	51,470	48,707
4.5000%, 2/20/48	295,844	286,967
4.0000%, 5/20/48	148,323	139,844
4.5000%, 5/20/48	557,064	539,986
4.5000%, 5/20/48	113,524	110,044
4.0000%, 6/20/48	1,488,599	1,403,503
5.0000%, 8/20/48	1,052,957	1,045,545
3.0000%, 7/20/51	7,605,128	6,753,274
3.0000%, 8/20/51	17,112,065	15,205,219
		25,924,720
Total Mortgage-Backed Securities (cost $841,989,692)		789,000,803
United States Treasury Notes/Bonds– 17.5%
0.1250%, 2/28/23	59,371,000	58,482,754
0.1250%, 8/31/23	35,321,000	34,011,640
0.3750%, 10/31/23	12,339,000	11,827,124
0.8750%, 1/31/24	12,473,000	11,916,100
1.5000%, 2/29/24	72,049,000	69,285,245
1.5000%, 2/15/25	5,340,000	5,005,624
1.7500%, 3/15/25	1,575,000	1,483,084
3.0000%, 7/15/25	17,111,900	16,539,721
0.3750%, 1/31/26	46,025,100	40,541,641
0.7500%, 4/30/26	45,243,000	40,063,030
0.8750%, 6/30/26	66,485,000	58,860,002
0.6250%, 7/31/26	23,639,000	20,673,968
3.2500%, 6/30/27	93,129,100	89,753,170
2.7500%, 7/31/27	122,626,900	115,470,470
3.1250%, 8/31/27	149,649,400	143,546,510
1.1250%, 8/31/28	30,446,500	25,776,054
2.8750%, 4/30/29	23,256,000	21,709,839
2.7500%, 5/31/29	10,763,400	9,967,497
2.7500%, 8/15/32	196,972,100	180,106,364
1.7500%, 8/15/41	52,149,000	35,654,842
2.0000%, 11/15/41	50,257,000	35,969,092

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– (continued)
2.3750%, 2/15/42	$54,648,000	$41,874,030
3.3750%, 8/15/42	99,843,000	90,435,917
2.8750%, 5/15/52	99,640,000	83,557,481
Total United States Treasury Notes/Bonds (cost $1,359,350,080)		1,242,511,199
Common Stocks– 51.8%
Aerospace & Defense – 1.1%
General Dynamics Corp	239,009	50,710,540
L3Harris Technologies Inc	138,300	28,742,889
		79,453,429
Air Freight & Logistics – 1.1%
United Parcel Service Inc	477,791	77,182,358
Banks – 1.9%
Bank of America Corp	2,468,568	74,550,754
JPMorgan Chase & Co	567,888	59,344,296
		133,895,050
Beverages – 1.2%
Constellation Brands Inc	127,705	29,331,284
Monster Beverage Corp*	643,692	55,975,456
		85,306,740
Biotechnology – 1.1%
AbbVie Inc	586,007	78,647,999
Capital Markets – 2.4%
Charles Schwab Corp	405,337	29,131,570
CME Group Inc	262,633	46,520,183
Goldman Sachs Group Inc	111,157	32,574,559
Morgan Stanley	826,071	65,267,870
		173,494,182
Chemicals – 0.5%
Corteva Inc	632,414	36,142,460
Communications Equipment – 0.3%
Motorola Solutions Inc	82,340	18,441,690
Consumer Finance – 0.9%
American Express Co	458,242	61,821,428
Electrical Equipment – 0.3%
Rockwell Automation Inc	86,966	18,707,256
Electronic Equipment, Instruments & Components – 0.5%
Corning Inc	707,145	20,521,348
TE Connectivity Ltd	146,883	16,210,008
		36,731,356
Entertainment – 0.8%
Walt Disney Co*	630,228	59,449,407
Food & Staples Retailing – 1.3%
Costco Wholesale Corp	115,600	54,594,412
Sysco Corp	555,814	39,301,608
		93,896,020
Food Products – 0.5%
Hershey Co	161,414	35,586,945
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	563,848	54,557,933
Edwards Lifesciences Corp*	228,099	18,847,820
Intuitive Surgical Inc*	82,517	15,466,987
Medtronic PLC	220,592	17,812,804
Stryker Corp	123,860	25,086,604
		131,772,148
Health Care Providers & Services – 2.2%
UnitedHealth Group Inc	310,068	156,596,743
Hotels, Restaurants & Leisure – 2.6%
Hilton Worldwide Holdings Inc	492,470	59,401,731
McDonald's Corp	330,557	76,272,722
Starbucks Corp	604,543	50,938,793
		186,613,246
Household Products – 0.8%
Procter & Gamble Co	443,506	55,992,633
Industrial Conglomerates – 0.8%
Honeywell International Inc	343,291	57,319,298
Information Technology Services – 2.8%
Accenture PLC	165,283	42,527,316
Cognizant Technology Solutions Corp	329,825	18,945,148
Fidelity National Information Services Inc	239,630	18,108,839
Mastercard Inc	426,424	121,249,400
		200,830,703
Insurance – 1.3%
Progressive Corp/The	779,936	90,636,363

Shares or Principal Amounts		Value
Common Stocks– (continued)
Interactive Media & Services – 2.4%
Alphabet Inc - Class C*	1,752,335	$168,487,010
Internet & Direct Marketing Retail – 1.7%
Amazon.com Inc*	860,739	97,263,507
Booking Holdings Inc*	13,825	22,717,378
		119,980,885
Leisure Products – 0.3%
Hasbro Inc	345,351	23,283,564
Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific Inc	116,690	59,184,001
Machinery – 1.7%
Deere & Co	223,146	74,506,218
Parker-Hannifin Corp	83,706	20,282,801
Trane Technologies PLC	177,232	25,664,966
		120,453,985
Media – 0.8%
Comcast Corp	1,823,054	53,470,174
Multiline Retail – 0.9%
Dollar General Corp	266,607	63,948,355
Oil, Gas & Consumable Fuels – 0.8%
ConocoPhillips	549,226	56,207,789
Personal Products – 0.3%
Estee Lauder Cos Inc	104,783	22,622,650
Pharmaceuticals – 2.6%
Eli Lilly & Co	273,182	88,333,400
Merck & Co Inc	754,184	64,950,326
Zoetis Inc	211,796	31,407,229
		184,690,955
Real Estate Management & Development – 0.2%
CBRE Group Inc*	224,305	15,142,831
Semiconductor & Semiconductor Equipment – 2.7%
Advanced Micro Devices Inc*	389,010	24,647,674
Lam Research Corp	177,189	64,851,174
NVIDIA Corp	457,308	55,512,618
Texas Instruments Inc	323,217	50,027,527
		195,038,993
Software – 5.0%
Adobe Inc*	101,993	28,068,474
Cadence Design Systems Inc*	104,921	17,147,239
Microsoft Corp	1,323,417	308,223,819
		353,439,532
Specialty Retail – 1.6%
Home Depot Inc	243,264	67,126,268
TJX Cos Inc	742,100	46,099,252
		113,225,520
Technology Hardware, Storage & Peripherals – 2.9%
Apple Inc	1,513,921	209,223,882
Textiles, Apparel & Luxury Goods – 0.8%
NIKE Inc - Class B	703,144	58,445,329
Total Common Stocks (cost $2,405,782,744)		3,685,362,909
Investment Companies– 6.9%
Money Markets – 6.9%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£((cost $489,212,433)	489,177,473	489,226,391
Total Investments (total cost $6,466,920,683) – 104.6%		7,431,049,540
Liabilities, net of Cash, Receivables and Other Assets – (4.6)%		(324,050,482)
Net Assets – 100%		$7,106,999,058

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$7,325,851,017	98.6%
Japan	30,091,747	0.4
Australia	23,312,224	0.3
Canada	17,340,777	0.2
Finland	9,282,403	0.1
Ireland	7,795,134	0.1
United Kingdom	7,127,848	0.1
France	5,671,812	0.1
Taiwan	4,576,578	0.1

Total	$7,431,049,540	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 6.9%
Money Markets - 6.9%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$4,339,435	$(11,368)	$8,692	$489,226,391

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 6.9%
Money Markets - 6.9%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	350,908,893	1,983,796,695	(1,845,476,521)	489,226,391

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	624	12/30/22	$69,927,000	$(3,534,375)
Ultra 10-Year Treasury Note	357	12/30/22	42,298,922	(1,621,502)
Ultra Long Term US Treasury Bond	652	12/30/22	89,324,000	(7,970,088)
Total - Futures Long				(13,125,965)
Futures Short:
2 Year US Treasury Note	195	1/5/23	(40,051,172)	27,168
5 Year US Treasury Note	512	1/5/23	(55,044,000)	194,231
Total - Futures Short				221,399
Total				$(12,904,566)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2022

Futures contracts:
Average notional amount of contracts - long	$372,945,621
Average notional amount of contracts - short	56,081,536

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2022 is $682,109,937, which represents 9.6% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of September 30, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$546,183,412	$-
Corporate Bonds	-	637,390,613	-
Inflation-Indexed Bonds	-	41,374,213	-
Mortgage-Backed Securities	-	789,000,803	-
United States Treasury Notes/Bonds	-	1,242,511,199	-
Common Stocks	3,685,362,909	-	-
Investment Companies	-	489,226,391	-
Total Investments in Securities	$3,685,362,909	$3,745,686,631	$-
Other Financial Instruments(a):
Futures Contracts	221,399	-	-
Total Assets	$3,685,584,308	$3,745,686,631	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$13,125,965	$-	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-35-70301 11-22